Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
Basis of preparation and significant accounting policies
Summary of annual depreciation rates

Depreciation is calculated so as to write off the cost, less estimated residual value, of assets on a straight-line basis over their expected useful lives at the following annual rates:

Rate of
Depreciation
Hangar and buildings	5%
Plant and equipment (excluding aircraft)	20-33.3%
Fixtures and fittings	20%
Motor vehicles	33.3%

Schedule of estimates of useful lives and residual values

Number of Owned Aircraft
Aircraft Type	at March 31, 2019	Useful Life	Residual Value
Boeing 737-800s	429 (a)	23 years from date of	15% of current market value of new
		manufacture	aircraft, determined periodically

(a)	The Group operated 471 aircraft as of March 31, 2019, of which 26 were leased Boeing 737-800 aircraft and 16 were leased Airbus A320 aircraft.